Loan Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2019
Loan Receivable Net [Abstract]
Schedule of loans receivable

	June 30, 2019	December 31, 2018
Loan receivable, gross
Business loans	$93,065,862	$108,913,922
Personal loans	112,748,858	112,594,344
	205,814,720	221,508,266
Provision for loan losses
Collectively assessed	(12,378)	(23,264)
Individually assessed	(154,018,215)	(128,904,336)
	(154,030,593)	(128,927,600)
Loan receivable, net	$51,784,127	$92,580,666

Loan receivable – related parties, net	$-	$490,724
Loan receivable – third parties, net	$51,784,127	$92,089,942

Schedule of aging of loans

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$-	$-	$2,991,204	$40,051,358	$43,042,562	$50,023,300	$93,065,862
Personal loans	1,092,212	72,814	14,466,856	97,116,976	112,748,858	-	112,748,858
	$1,092,212	$72,814	$17,458,060	$137,168,334	$155,791,420	$50,023,300	$205,814,720

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$1,856,751	$1,129,755	$27,739,900	$12,248,816	$42,975,222	$65,938,700	$108,913,922
Personal loans	174,480	14,292,196	40,137,089	56,827,383	111,431,148	1,163,196	112,594,344
	$2,031,231	$15,421,951	$67,876,989	$69,076,199	$154,406,370	$67,101,896	$221,508,266

Summary of the company's loan portfolio by collateral

	Business loans	Personal loans	Total
Guarantee backed loans	$29,222,441	$36,169,918	$65,392,359
Pledged assets backed loans	59,765,830	74,892,565	134,658,395
Collateral backed loans	4,077,591	1,686,375	5,763,966
	$93,065,862	$112,748,858	$205,814,720

The following table summarizes the Company's loan portfolio by collateral as of December 31, 2018:

	Business loans	Personal loans	Total
Guarantee backed loans	$29,176,804	$36,135,657	$65,312,461
Pledged assets backed loans	75,665,930	74,774,960	150,440,890
Collateral backed loans	4,071,188	1,683,727	5,754,915
	$108,913,922	$112,594,344	$221,508,266

Schedule of gross loans receivable for loans
	June 30,	December 31,
	2019	2018
Business loans	$-	$-
Personal loans	4,974,661	4,966,849
Total pledged loans receivable	$4,974,661	$4,966,849